Accumulated Other Comprehensive Income (Loss) (Parentheticals) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Of Income And Comprehensive Income [Abstract]
Gain (loss) expected to be reclassified into earnings in next 12 months	$ (16.5)